CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue from related party	¥ 7,785,180	$ 1,066,566	¥ 7,047,461	¥ 8,180,107
Cost of revenue from related party	6,444,254	882,859	6,197,292	7,750,569
Other comprehensive income, net of tax of nil	0		0	0
Related parties
Revenue from related party	1,571,112	215,242	1,107,342	1,128,665
Public cloud services
Revenue from related party	5,007,251	685,991	4,381,741	5,360,282
Public cloud services | Related parties
Revenue from related party	1,373,253	188,135	981,049	1,043,183
Enterprise cloud services
Revenue from related party	2,777,777	380,554	2,663,993	2,816,976
Enterprise cloud services | Related parties
Revenue from related party	197,859	27,107	125,857	85,482
Others
Revenue from related party	152	21	1,727	2,849
Others | Related parties
Revenue from related party	¥ 0	$ 0	¥ 436	¥ 0